Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.51%
Since Inception	5.33%	[1]
Fidelity Managed Retirement 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.57%
Since Inception	4.12%	[1]
Fidelity Managed Retirement 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.55%
Since Inception	3.79%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.67%)
IXXRV
Average Annual Return:
Past 1 year	12.73%
Since Inception	5.28%

[1]	A From August 16, 2019 .